Other disclosures - Risk Management and Principal Risks - Functional currency of operations (audited) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	£ 30,889	£ 34,044
Borrowings which hedge net investments	(8,076)	(12,325)
Derivatives which hedge the net investments	(1,145)	(2,968)
Structural currency exposures pre-economic hedges	21,667	18,751
Economic hedges	(6,461)	(6,973)
Remaining structural currency exposures	15,206	11,778
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	25,628	28,857
Borrowings which hedge net investments	(8,073)	(12,322)
Derivatives which hedge the net investments	(1,111)	(2,931)
Structural currency exposures pre-economic hedges	16,443	13,604
Economic hedges	(5,339)	(4,827)
Remaining structural currency exposures	11,104	8,777
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	2,987	2,672
Borrowings which hedge net investments	(3)	(3)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	2,984	2,669
Economic hedges	(1,122)	(2,146)
Remaining structural currency exposures	1,862	523
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	533	489
Borrowings which hedge net investments	0	0
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	533	489
Economic hedges	0	0
Remaining structural currency exposures	533	489
Other [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	1,741	2,026
Borrowings which hedge net investments	0	0
Derivatives which hedge the net investments	(34)	(37)
Structural currency exposures pre-economic hedges	1,707	1,989
Economic hedges	0	0
Remaining structural currency exposures	£ 1,707	£ 1,989